Risk Management (Details 5) - Probability Weighting [Member]	Dec. 31, 2019
Local Scenario [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	10.00%
Local Scenario [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	15.00%
Local Scenario [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	50.00%
Local Scenario [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	15.00%
Local Scenario [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	10.00%
Global Scenario [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	30.00%
Global Scenario [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	40.00%
Global Scenario [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	30.00%